Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2023	Mar. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2023	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, Shares issued			14,817,696	875,279	11,021,248
Unbilled receivable from related party			$ 184	$ 938
Deferred revenue current			100	100
Deferred revenue noncurrent			736	791
Aggregate principal amount			377	0
Principal and interest repaid			377	0
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Common stock, Shares issued						156,848
Related party receivable			300	4,700
Unbilled receivable from related party			200	900
Deferred revenue current			100	100
Deferred revenue noncurrent			$ 700	800
Zenas BioPharma Limited [Member] | Dianthus [Member]
Related Party Transaction [Line Items]
Aggregate principal amount		$ 377
Interest rate		4.50%
Zenas BioPharma Limited [Member] | Tellus Bioventures Llc [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares			10.00%
Zenas BioPharma Limited [Member] | Fairmount Funds [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares			13.00%
Principal and interest repaid	$ 377
License Revenue [Member] | Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Revenues			$ 2,800	$ 6,400